UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Altai Capital Management, L.P.
Address: 152 West 57th Street
         10th Floor
         New York, NY  10019

13F File Number:  028-14327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Toby E. Symonds
Title:     Managing Principal
Phone:     212-201-5763

Signature, Place, and Date of Signing:

 /s/ Toby E. Symonds     New York, NY / USA     February 13, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    11

Form 13F Information Table Value Total:    $261,824 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
DYNEGY INC DEL                 COM              26817G300    17488  6313432 SH       SOLE                  6313432
ENERGY XXI (BERMUDA) LTD       USD UNRS SHS     G10082140    36151  1133981 SH       SOLE                  1133981
INTRALINKS HLDGS INC           COM              46118H104    10396  1666051 SH       SOLE                  1666051
ISOFTSTONE HLDGS LTD           SPONSORED ADS    46489B108     3659   418200 SH       SOLE                   418200
LEAP WIRELESS INTL INC         COM NEW          521863308    10964  1180222 SH       SOLE                  1180222
MCMORAN EXPLORATION CO         COM              582411104    51884  3565912 SH       SOLE                  3565912
MEMC ELECTR MATLS INC          COM              552715104    24184  6137980 SH       SOLE                  6137980
REACHLOCAL INC                 COM              75525F104     6644  1075087 SH       SOLE                  1075087
REALD INC                      COM              75604L105      538    67700 SH       SOLE                    67700
SIX FLAGS ENTMT CORP NEW       COM              83001A102    99805  2420092 SH       SOLE                  2420092
VANCEINFO TECHNOLOGIES INC     ADR              921564100      111    12225 SH       SOLE                    12225